Norway Acquisition (Tables)	12 Months Ended
Mar. 31, 2021
Norway Acquisition [Member]
Disclosure of detailed information about business combination [Line Items]
Schedule of allocation of total purchase price to net assets acquired [Table Text Block]
Consideration:
4,750,000 common shares at a value of $0.89 (C$1.14) per share:	$4,233,968
1,250,000 warrants exercisable at C1.24 for five years	715,041
Cash	6,902,498
Transaction costs	428,127
$12,279,634
Net assets of Norway Acquisition:
Cash	$25,193
Land development rights	15,002,728
Other receivables	2,794
Loans payable	(2,751,081)
$12,279,634